SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current income tax
Deferred income tax
Income tax expense